                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parameter Capital Management, LLC
Address: 330 Madison Avenue, 6th Floor
         New York, New York 10017

Form 13F File Number: None available

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   February 14, 2011
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           46*
Form 13F Information Table Value Total:     $359,284
                                          ----------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.


                                      -1-
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
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------- -------------- -------- -------------------
                                                                                                       VOTING AUTHORITY
          NAME OF            TITLE OF             VALUE     SH OR   SH/ PUT/   INVESTMENT     OTHER  -------------------
          ISSUER               CLASS    CUSIP   (X$1000) PRN AMOUNT PRN CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- ---------- --- ---- -------------- -------- ---- --------- ----
AFLAC INC                     Common  001055102   13,724    243,200 SH       Shared-Defined        1        243,200
ALLIANCEBERNSTEIN HOLDING LP  Common  01881G106   10,853    465,200 SH       Shared-Defined        1        465,200
AMERICAN CAP LTD              Common  02503Y103    1,739    230,000 SH       Shared-Defined        1        230,000
AMERICAN EQTY INVT LIFE HLD   Common  025676206      590     47,000 SH       Shared-Defined        1         47,000
AMERIPRISE FINL INC           Common  03076C106    9,294    161,500 SH       Shared-Defined        1        161,500
ARCH CAP GROUP LTD            Common  G0450A105    3,082     35,000 SH       Shared-Defined        1         35,000
ARKANSAS BEST CORP DEL        Common  040790107    3,905    142,400 SH       Shared-Defined        1        142,400
ASHLAND INC NEW               Common  044209104    9,445    185,700 SH       Shared-Defined        1        185,700
BB&T CORP                     Common  054937107   19,785    752,583 SH       Shared-Defined        1        752,583
CAPITAL ONE FINL CORP         Common  14040H105    8,916    209,500 SH       Shared-Defined        1        209,500
CHUBB CORP                    Option  171232901    7,455    125,000     Call Shared-Defined        1        125,000
DEERE & CO                    Common  244199105   11,693    140,800 SH       Shared-Defined        1        140,800
DIGITAL RLTY TR INC           Common  253868103    9,803    190,200 SH       Shared-Defined        1        190,200
DISCOVER FINL SVCS            Common  254709108    2,499    134,844 SH       Shared-Defined        1        134,844
E TRADE FINANCIAL CORP        Common  269246401    1,616    101,005 SH       Shared-Defined        1        101,005
EAST WEST BANCORP INC         Common  27579R104    2,033    104,000 SH       Shared-Defined        1        104,000
EQUITY RESIDENTIAL            Common  29476L107    2,016     38,800 SH       Shared-Defined        1         38,800
ESSEX PPTY TR INC             Common  297178105    8,007     70,100 SH       Shared-Defined        1         70,100
FEDERAL REALTY INVT TR        Common  313747206   14,713    188,800 SH       Shared-Defined        1        188,800
GRAFTECH INTL LTD             Common  384313102    2,420    122,000 SH       Shared-Defined        1        122,000
HOST HOTELS & RESORTS INC     Common  44107P104    7,675    429,500 SH       Shared-Defined        1        429,500
HUNTINGTON BANCSHARES INC     Common  446150104    6,026    877,087 SH       Shared-Defined        1        877,087
ILLINOIS TOOL WKS INC         Common  452308109   13,456    251,991 SH       Shared-Defined        1        251,991
JANUS CAP GROUP INC           Common  47102X105   17,500  1,349,246 SH       Shared-Defined        1      1,349,246
JPMORGAN CHASE & CO           Common  46625H100   10,987    259,000 SH       Shared-Defined        1        259,000
KIMCO RLTY CORP               Common  49446R109    7,517    416,700 SH       Shared-Defined        1        416,700
LINCOLN NATL CORP IND         Common  534187109    8,791    316,106 SH       Shared-Defined        1        316,106
LPL INVT HLDGS INC            Common  50213H100    3,091     85,000 SH       Shared-Defined        1         85,000
MANULIFE FINL CORP            Common  56501R106   10,971    638,600 SH       Shared-Defined        1        638,600
MF GLOBAL HLDGS LTD           Common  55277J108    1,860    222,500 SH       Shared-Defined        1        222,500
NASDAQ OMX GROUP INC          Common  631103108    6,776    285,795 SH       Shared-Defined        1        285,795
PHH CORP                      Option  693320902    1,158     50,000     Call Shared-Defined        1         50,000
PHH CORP                      Common  693320202    3,936    170,000 SH       Shared-Defined        1        170,000
PMI GROUP INC                 Common  69344M101    8,809  2,669,400 SH       Shared-Defined        1      2,669,400
POPULAR INC                   Common  733174106    4,239  1,350,000 SH       Shared-Defined        1      1,350,000
REINSURANCE GROUP AMER INC    Common  759351604    6,270    116,740 SH       Shared-Defined        1        116,740
RENAISSANCERE HOLDINGS LTD    Common  G7496G103    6,828    107,200 SH       Shared-Defined        1        107,200
SCHWAB CHARLES CORP NEW       Common  808513105   23,328  1,363,404 SH       Shared-Defined        1      1,363,404
SELECT SECTOR SPDR TR         Option  81369Y955   14,355    900,000     Put  Shared-Defined        1        900,000
SLM CORP                      Common  78442P106    2,974    236,200 SH       Shared-Defined        1        236,200
SPDR S&P 500 ETF TR           Option  78462F953   12,578    100,000     Put  Shared-Defined        1        100,000
SPDR SERIES TRUST             Common  78464A698    7,062    267,000 SH       Shared-Defined        1        267,000
SUNTRUST BKS INC              Common  867914103    7,084    240,056 SH       Shared-Defined        1        240,056
TAUBMAN CTRS INC              Common  876664103    7,077    140,200 SH       Shared-Defined        1        140,200
UNUM GROUP                    Common  91529Y106    9,441    389,800 SH       Shared-Defined        1        389,800
WESTAMERICA BANCORPORATION    Common  957090103    5,908    106,500 SH       Shared-Defined        1        106,500
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